Annual Total Returns - Mid Cap Portfolio [BarChart] - 02.28 VIP Mid Cap Portfolio Initial/Service/Service Class 2 PRO-09 - Mid Cap Portfolio - VIP Mid Cap Portfolio-Initial VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(10.61%)
Annual Return 2012	14.83%
Annual Return 2013	36.23%
Annual Return 2014	6.29%
Annual Return 2015	(1.39%)
Annual Return 2016	12.23%
Annual Return 2017	20.81%
Annual Return 2018	(14.54%)
Annual Return 2019	23.45%
Annual Return 2020	18.19%